Employee Benefit Plans - Components of Net Periodic Benefit Cost (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Retirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 25,198	$ 23,551	$ 20,796
Interest cost	67,235	69,928	70,869
Expected return on plan assets	(86,545)	(83,758)	(84,015)
Amortization of net transition obligation	438	483	464
Amortization of prior service cost / (credit)	569	409	335
Amortization of net actuarial loss	43,776	37,904	24,911
Effect of settlement loss	1,947	70	0
Other		0	92
Net periodic benefit cost	52,618	48,587	33,452
Retiree Health and Life Insurance Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	891	820	1,016
Interest cost	942	1,120	1,583
Expected return on plan assets	(1,510)	(1,526)	(1,446)
Amortization of prior service cost / (credit)	(2,969)	(6,491)	(7,882)
Amortization of net actuarial loss	0	(2)	927
Net periodic benefit cost	$ (2,646)	$ (6,079)	$ (5,802)